Yamana Acquisition - Consideration Transferred (Details) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
	Mar. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($)	Mar. 30, 2023 $ / shares
Disclosure of detailed information about business combination [line items]
Consideration | $	$ 2,823.0	$ 3,307.9
Closing share price (dollars per share) | $ / shares			$ 18.36
Yamana
Disclosure of detailed information about business combination [line items]
Shares | shares	153.8